SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Intangible assets, useful life	15 years		15 years
Employee stock-based compensation expense	$ 169,641	$ 330,854	$ 417,569	$ 632,413
Realized losses	11,946
Proceeds from sale of investments	$ 35,970
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years